Operations - Additional information (Details) $ in Millions	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) shares	Nov. 19, 2024 BRL (R$)	May 23, 2024 BRL (R$) shares	Jul. 01, 2023 BRL (R$)	Mar. 31, 2023 BRL (R$)	Nov. 04, 2022 BRL (R$)	May 12, 2022 BRL (R$)
Percentage of Ownership held by holding company	70.40%	70.40%
Share repurchase limit						R$ 2,000,000,000
Banco Modal S.A.
Purchase consideration transferred of subsidiaries					R$ 2,097,326,000
Class A Common Share
Share repurchase limit			R$ 1,000,000,000	R$ 1,000,000,000
Share repurchase limit | shares				2,500,000
Repurchase of outstanding class A common shares							R$ 2,000,000,000	R$ 1,000,000,000
Number of repurchased shares | shares	1,327,100	1,327,100
Repurchased shares	R$ 105,000,000	$ 17
Price of repurchased shares (per share)	13.15
Class A Common Share | Top of range
Price of repurchased shares (per share)	16.13
Class A Common Share | Bottom of range
Price of repurchased shares (per share)	R$ 11.88